Valuation results and net trading income - Summary of valuation results and net trading income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Valuation Results And Net Trading Income [Line Items]
Securities trading results	€ 2,573	€ 2,194
Derivatives trading results	(1,810)	(1,169)
Other trading results	(141)	165
Change in fair value of assets and liabilities (hedged items)	122	(667)
Valuation results on assets and liabilities designated and mandatory at FVPL (excluding trading)	(85)	55
Foreign exchange transactions results	128	3,190
Valuation results and net trading income	599	2,773
– fair value hedges
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	(149)	671
– cash flow hedges (ineffective portion)
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	15	4
– other non-trading derivatives
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	€ (54)	€ (1,669)